Contingent liabilities, contractual commitments, and guarantees - Summary of Contingent Liabilities, Guarantees, and Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 90,378	$ 82,019
Commitments	685,589	655,843
documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	8,776	9,190
forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	4,295	5,386
standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	672,518	641,267
HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	7,778	7,619
Commitments	0	0
HSBC Holdings | documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	0	0
financial guarantees and similar contracts
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	38,328	37,072
financial guarantees and similar contracts | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	7,778	7,619
other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	51,434	44,394
other guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	0	0
other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	616	553
other contingent liabilities | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 0	$ 0